Income Tax Provision	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Income tax provision
6.
Income tax provision

The Company is subject to income taxes in the jurisdictions in which it operates. The Company’s provision for income taxes (i.e., expense (benefit)) is based on income tax rates in the tax jurisdictions in which it operates, tax credits available in these jurisdictions, and reconciliation of differences between financial reporting values and tax reporting values.

As of December 31, 2022, the Company has a tax loss carryforward balance in Norway of $252.8 million, representing a potential deferred tax asset, if recognized and calculated at the current corporate tax rate of 22.0%, of $55.6 million. The Company also has a tax loss carryforward balance in the United Kingdom of $3.4 million, representing a potential deferred tax asset, if recognized and calculated at the current corporate tax rate of 19.0%, of $0.6 million. The Company does not have a tax loss carryforward balance or a deferred tax liability in China. In the United States, the Company has tax credits, associated with research and development activities in the United States, totaling $1.4 million.

Because the Company has concluded there is not sufficiently convincing evidence the Company will generate sufficient taxable profit, against which the unused tax losses could be applied, the Company has not recognized to date any deferred tax assets in its statement of financial position, consistent with IFRS standards. A deferred tax asset will be recognized when the Company determines it is more likely than not it will have sufficient future taxable profit to apply the tax loss carryforward against future income taxes.

The major components of income tax provision for the years shown are:

Tax expense (benefit) for the year	Year Ended December 31,
($000s)	2022	2021	2020
Taxes payable on the result of the year	$33	$90	$44
Adjustment in respect to prior years	(69)	—	(112)
Change in recorded deferred tax liability	—	—	(31)
Income tax expense (benefit)	$(36)	$90	$(99)

Elements of deferred tax	Year Ended December 31,
($000s)	2022	2021	2020
Employer’s tax on share-based compensation	$(24)	$(371)	$(216)
Fixed Assets differences	987	1,154	675
Inventory differences	(131)	(5)	(213)
Accruals differences	(993)	(1,152)	(1,144)
Research and development tax credits	(1,404)	(1,563)	(1,787)
Losses carried forward	(256,201)	(253,300)	(225,951)
Basis for calculation of deferred tax asset	(257,766)	(255,237)	(228,636)
Calculated net deferred tax expense (benefit), local tax rates 5-22%	(56,592)	(55,953)	(51,251)
Unrecognized deferred tax asset *	56,592	55,953	51,251
Deferred tax liability (asset) in the balance sheet	$—	$—	$—

Reconciliation of tax expense (benefit)	Year Ended December 31,
($000s)	2022	2021	2020
Loss before tax	$(32,698)	$(32,552)	$(26,853)
Norway statutory tax, calculated at rate of 22%	(7,194)	(7,132)	(5,908)
Difference in subsidiary taxes, using local rates vs 22%	68	(179)	22
Estimated tax on permanent differences	(267)	(568)	389
Adjustment in respect of prior years	(69)	—	(112)
Use of and change in tax loss carried forward	7,426	7,969	5,510
Income tax expense (benefit)	$(36)	$90	$(99)

* As of December 31, 2022, there was not sufficiently convincing evidence the Company will generate sufficient taxable profit, against which the unused tax losses could be applied. Consequently, no deferred tax asset has been recognized. There are no restrictions as to how long tax losses may be carried forward in Norway or the United Kingdom. In China, the tax loss carryforwards that had not been utilized by the end of 2022, expired as of Dec 31, 2022. Tax credits associated with research and development activities in the United States, totaling $1.4 million as of December 31, 2022, can be applied against taxable income for the following for 20 years.

** The various deferred tax assets that have not been recognized are denominated in their respective local currencies. As such, the change in the year-end value in USD of these unrecognized deferred tax assets includes foreign currency translation adjustments arising from changes in the exchange rates between USD and these local currencies from the prior year-end.

There are no deferred tax charges included in other comprehensive income in 2022, 2021, or 2020.